SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS	12 Months Ended
Mar. 31, 2024
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS [Text Block]

13. SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS

Changes in non-cash working capital balances consist of:

	March 31,	March 31,
	2024	2023
	$	$

Accounts and other receivables	272,478	(12,844)
Inventories	(70,251)	(2,183,501)
Prepaids and deposits	728,211	(181,606)
Accounts payable and accrued liabilities	(15,549)	(17,377)
Total change in non-cash working capital balances	914,889	(2,395,328)

Supplementary disclosures:

Change in accounts payable relating to property and equipment	$(105,264)	105,264

Cash and cash equivalents are comprised of:	March 31,	March 31,
	2024	2023
	$	$

Cash in bank	521,420	157,317
Cashable guaranteed investment certificate, variable rate, maturing January 2025	3,000,000	10,000,000
Cashable guaranteed investment certificate, variable rate, redeemed December 2023	-	200,000
Total cash and cash equivalents	3,521,420	10,357,317

The guaranteed investment certificate of $200,000 was held as collateral by the Company's primary financial institution against corporate credit cards and was no longer required and therefore was redeemed on December 22, 2023.

During the year ended March 31, 2024, 1,900,000 (2023: 233,333) stock options were exercised using a "cashless" exercise method whereby 472,304 (2023: 62,409) fewer shares were issued than options exercised as compensation for the $958,000 (2023: $153,666) in cash that would have otherwise been received by the Company upon exercise.